FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.4%
Liberty Global PLC, Class C Shares	31,213	$807,480	*

Entertainment - 0.5%
Activision Blizzard Inc.	9,952	811,088

Interactive Media & Services - 6.8%
Alphabet Inc., Class A Shares	1,558	4,208,376	*
Alphabet Inc., Class C Shares	1,700	4,586,294	*
Meta Platforms Inc., Class A Shares	15,800	3,334,274	*

Total Interactive Media & Services		12,128,944

Wireless Telecommunication Services - 0.4%
Telephone & Data Systems Inc.	40,905	709,702

TOTAL COMMUNICATION SERVICES		14,457,214

CONSUMER DISCRETIONARY - 10.5%
Automobiles - 2.4%
Ford Motor Co.	81,319	1,427,961
Harley-Davidson Inc.	19,900	821,870
Tesla Inc.	2,362	2,055,956	*

Total Automobiles		4,305,787

Hotels, Restaurants & Leisure - 0.6%
MGM Resorts International	17,000	752,930
Penn National Gaming Inc.	7,000	359,450	*

Total Hotels, Restaurants & Leisure		1,112,380

Household Durables - 1.4%
PulteGroup Inc.	26,800	1,330,888
Toll Brothers Inc.	19,100	1,036,366

Total Household Durables		2,367,254

Internet & Direct Marketing Retail - 3.2%
Amazon.com Inc.	1,600	4,914,016	*
eBay Inc.	13,500	736,965

Total Internet & Direct Marketing Retail		5,650,981

Multiline Retail - 0.6%
Target Corp.	5,026	1,004,044

Specialty Retail - 1.3%
Dick’s Sporting Goods Inc.	12,214	1,282,470
Home Depot Inc.	3,200	1,010,656

Total Specialty Retail		2,293,126

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2022 Quarterly Report	1

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp.	1,633	$471,349	*
NIKE Inc., Class B Shares	9,952	1,358,946

Total Textiles, Apparel & Luxury Goods		1,830,295

TOTAL CONSUMER DISCRETIONARY		18,563,867

CONSUMER STAPLES - 5.4%
Food & Staples Retailing - 1.9%
Albertsons Cos. Inc., Class A Shares	31,842	928,194
Costco Wholesale Corp.	2,000	1,038,500
Walmart Inc.	10,900	1,473,244

Total Food & Staples Retailing		3,439,938

Food Products - 2.2%
Bunge Ltd.	10,900	1,139,595
Darling Ingredients Inc.	9,900	717,552	*
Flowers Foods Inc.	21,017	576,076
Hershey Co.	7,439	1,504,612

Total Food Products		3,937,835

Household Products - 0.8%
Procter & Gamble Co.	8,788	1,369,962

Personal Products - 0.5%
Coty Inc., Class A Shares	48,900	448,413	*
Nu Skin Enterprises Inc., Class A Shares	9,952	461,673

Total Personal Products		910,086

TOTAL CONSUMER STAPLES		9,657,821

ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
APA Corp.	15,000	534,450
Devon Energy Corp.	34,982	2,083,178
Exxon Mobil Corp.	29,800	2,336,916
Valero Energy Corp.	9,000	751,590

TOTAL ENERGY		5,706,134

FINANCIALS - 11.4%
Banks - 4.9%
Associated Banc-Corp.	31,973	779,822
Bank of America Corp.	12,465	550,953
Citizens Financial Group Inc.	24,302	1,273,911
JPMorgan Chase & Co.	6,000	850,800
KeyCorp	77,504	1,943,025

See Notes to Schedule of Investments.

2	Franklin U.S. Large Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - continued
Wells Fargo & Co.	31,800	$1,697,166
Zions Bancorp NA	22,763	1,613,669

Total Banks		8,709,346

Capital Markets - 0.9%
Ameriprise Financial Inc.	3,133	939,242
BGC Partners Inc., Class A Shares	168,000	769,440

Total Capital Markets		1,708,682

Consumer Finance - 1.3%
Ally Financial Inc.	15,531	774,997
Discover Financial Services	11,900	1,468,936

Total Consumer Finance		2,243,933

Diversified Financial Services - 1.5%
Apollo Global Management Inc.	10,900	711,334
Berkshire Hathaway Inc., Class B Shares	4,040	1,298,658	*
Equitable Holdings Inc.	19,900	649,934

Total Diversified Financial Services		2,659,926

Insurance - 1.5%
Allstate Corp.	7,677	939,358
American Financial Group Inc.	4,400	595,716
Everest Re Group Ltd.	3,770	1,124,289

Total Insurance		2,659,363

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
New Residential Investment Corp.	100,021	1,038,218

Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp.	79,600	1,208,328

TOTAL FINANCIALS		20,227,796

HEALTH CARE - 13.5%
Biotechnology - 2.7%
BioMarin Pharmaceutical Inc.	5,000	390,600	*
Halozyme Therapeutics Inc.	12,465	442,134	*
Incyte Corp.	9,000	614,700	*
Regeneron Pharmaceuticals Inc.	3,367	2,082,018	*
United Therapeutics Corp.	7,036	1,169,383	*

Total Biotechnology		4,698,835

Health Care Equipment & Supplies - 1.1%
ICU Medical Inc.	3,800	899,574	*
Masimo Corp.	2,500	393,625	*
Quidel Corp.	6,886	728,470	*

Total Health Care Equipment & Supplies		2,021,669

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2022 Quarterly Report	3

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - 4.8%
Anthem Inc.	2,600	$1,174,810
Henry Schein Inc.	11,500	993,370	*
Molina Healthcare Inc.	6,534	2,005,089	*
Premier Inc., Class A Shares	23,300	837,402
UnitedHealth Group Inc.	7,413	3,527,624

Total Health Care Providers & Services		8,538,295

Health Care Technology - 0.6%
Veeva Systems Inc., Class A Shares	4,444	1,017,898	*

Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories Inc., Class A Shares	1,659	1,038,468	*
West Pharmaceutical Services Inc.	3,900	1,509,612

Total Life Sciences Tools & Services		2,548,080

Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	11,209	769,722
Johnson & Johnson	10,455	1,720,579
Merck & Co. Inc.	18,900	1,447,362
Pfizer Inc.	24,800	1,164,112

Total Pharmaceuticals		5,101,775

TOTAL HEALTH CARE		23,926,552

INDUSTRIALS - 8.3%
Air Freight & Logistics - 0.8%
United Parcel Service Inc., Class B Shares	6,571	1,382,670

Building Products - 2.2%
Allegion PLC	3,770	431,740
AO Smith Corp.	9,900	678,942
Carlisle Cos. Inc.	6,000	1,424,400
Owens Corning	13,600	1,267,384

Total Building Products		3,802,466

Commercial Services & Supplies - 0.4%
CoreCivic Inc.	77,504	706,062	*

Construction & Engineering - 0.3%
EMCOR Group Inc.	5,000	577,700

Electrical Equipment - 1.1%
Acuity Brands Inc.	4,000	729,480
Emerson Electric Co.	7,439	691,232
GrafTech International Ltd.	58,856	593,268

Total Electrical Equipment		2,013,980

See Notes to Schedule of Investments.

4	Franklin U.S. Large Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Machinery - 1.2%
Cummins Inc.	6,911	$1,410,673
Fortive Corp.	9,900	641,025

Total Machinery		2,051,698

Professional Services - 1.5%
FTI Consulting Inc.	8,947	1,306,262	*
ManpowerGroup Inc.	4,875	518,115
Robert Half International Inc.	7,500	902,175

Total Professional Services		2,726,552

Road & Rail - 0.8%
AMERCO	1,000	577,610
Old Dominion Freight Line Inc.	2,639	828,725

Total Road & Rail		1,406,335

TOTAL INDUSTRIALS		14,667,463

INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 0.4%
Cisco Systems Inc.	13,788	768,957

Electronic Equipment, Instruments & Components - 0.3%
Avnet Inc.	12,465	524,402

IT Services - 2.2%
Accenture PLC, Class A Shares	5,000	1,580,100
Alliance Data Systems Corp.	9,000	607,050
Mastercard Inc., Class A Shares	3,065	1,105,913
Visa Inc., Class A Shares	3,111	672,350

Total IT Services		3,965,413

Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices Inc.	16,326	2,013,649	*
Applied Materials Inc.	14,878	1,996,627
Lam Research Corp.	3,016	1,693,032
NVIDIA Corp.	10,900	2,657,965
QUALCOMM Inc.	9,000	1,547,910
Texas Instruments Inc.	10,900	1,852,891

Total Semiconductors & Semiconductor Equipment		11,762,074

Software - 13.1%
Adobe Inc.	5,026	2,350,559	*
Atlassian Corp. PLC, Class A Shares	2,000	611,440	*
CrowdStrike Holdings Inc., Class A Shares	6,000	1,171,260	*
Dolby Laboratories Inc., Class A Shares	7,500	563,250
Dropbox Inc., Class A Shares	52,972	1,201,935	*
Fortinet Inc.	6,500	2,239,380	*
Manhattan Associates Inc.	5,101	681,902	*

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2022 Quarterly Report	5

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - continued
Microsoft Corp.	38,800	$11,593,052
Qualys Inc.	6,566	822,785	*
Trade Desk Inc., Class A Shares	12,465	1,063,514	*
Varonis Systems Inc.	9,900	431,640	*
Zoom Video Communications Inc., Class A Shares	3,270	433,602	*

Total Software		23,164,319

Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc.	77,300	12,763,776
Xerox Holdings Corp.	23,122	455,735

Total Technology Hardware, Storage & Peripherals		13,219,511

TOTAL INFORMATION TECHNOLOGY		53,404,676

MATERIALS - 3.2%
Chemicals - 1.6%
CF Industries Holdings Inc.	11,209	910,059
Huntsman Corp.	47,950	1,939,098

Total Chemicals		2,849,157

Containers & Packaging - 0.6%
International Paper Co.	22,685	987,478

Metals & Mining - 1.0%
Steel Dynamics Inc.	24,800	1,750,384

TOTAL MATERIALS		5,587,019

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Gaming and Leisure Properties Inc.	10,396	472,082
Iron Mountain Inc.	16,800	826,224
Lamar Advertising Co., Class A Shares	13,620	1,485,397
Life Storage Inc.	4,000	506,360
Medical Properties Trust Inc.	29,800	606,132
Weyerhaeuser Co.	12,968	504,196

Total Equity Real Estate Investment Trusts (REITs)		4,400,391

Real Estate Management & Development - 1.6%
CBRE Group Inc., Class A Shares	14,978	1,450,619	*
Jones Lang LaSalle Inc.	5,554	1,367,506	*

Total Real Estate Management & Development		2,818,125

TOTAL REAL ESTATE		7,218,516

See Notes to Schedule of Investments.

6	Franklin U.S. Large Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
UTILITIES - 1.9%
Electric Utilities - 1.4%
IDACORP Inc.		6,566	$682,536
Portland General Electric Co.		20,507	1,041,140
PPL Corp.		27,800	727,526

Total Electric Utilities			2,451,202

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp.		45,437	964,628

TOTAL UTILITIES			3,415,830

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $115,604,375)			176,832,888

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Treasury Portfolio, Institutional Class (Cost - $492,490)	0.010%	492,490	492,490

TOTAL INVESTMENTS - 100.0% (Cost - $116,096,865)			177,325,378
Other Assets in Excess of Liabilities - 0.0%††			87,770

TOTAL NET ASSETS - 100.0%			$177,413,148

††	Represents less than 0.1%.

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2022 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$176,832,888	—	—	$176,832,888
Short-Term Investments†	492,490	—	—	492,490

Total Investments	$177,325,378	—	—	$177,325,378

†	See Schedule of Investments for additional detailed categorizations.

10